Investments in Associates - Narrative (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 USD ($) director	Dec. 31, 2020 EUR (€)
Disclosure of associates [line items]
Investments in associates | €		€ 8,000		€ 8,000		€ 107,000
Yarrow Biotechnology, Inc
Disclosure of associates [line items]
Proportion of ownership interest in associate	8.00%	4.90%	5.10%
Investments in associates | $					$ 0
Total number of board members | director					3
Right to appoint number of board member | director					1
Results related to associates | €			€ (8,000)	€ (217,000)